Detail of Certain Balance Sheet Accounts (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Inventory

Inventories consisted of the following as of the dates indicated:

	September 30, 2013	December 31, 2012

Raw materials and components	$14,135,586	$15,150,768
Work-in-process	1,856,235	1,309,447
Finished goods	10,771,072	12,521,229

Total inventory, net	$26,762,893	$28,981,444

Inventories are comprised of the following:

	December 31, 2012	December 31, 2011
Raw materials and components	$15,150,768	$33,050,569
Work-in-process	1,309,447	3,196,654
Finished goods	12,521,229	8,640,316

Total inventory, net	$28,981,444	$44,887,539

Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following as of the dates indicated:

	September 30, 2013	December 31, 2012

Leasehold improvements	$1,541,850	$1,627,933
Office furniture and equipment	1,180,563	1,255,244
Computer hardware and software	9,369,127	8,924,424
Tooling, production and test equipment	18,225,025	19,194,959
Construction-in-process	126,692	134,240

Total property and equipment	30,443,257	31,136,800
Accumulated depreciation	(20,335,836)	(14,593,687)

Total property and equipment, net	$10,107,421	$16,543,113

Property and equipment consists of the following:

	December 31, 2012	December 31, 2011
Leasehold improvements	$1,627,933	$1,585,126
Office furniture and equipment	1,255,244	1,186,260
Computer hardware and software	8,924,424	6,365,630
Tooling, production and test equipment	19,194,959	16,058,742
Construction-in-process	134,240	1,546,524

Total property and equipment	31,136,800	26,742,282
Accumulated depreciation	(14,593,687)	(6,146,559)

Total property and equipment, net	$16,543,113	$20,595,723